Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
T-REX 2X Long CIFR Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long CIFR Daily Target ETF
Class Name	T-REX 2X Long CIFR Daily Target ETF
Trading Symbol	CIFU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long CIFR Daily Target ETF for the period of November 21, 2025 (Inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cifu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/cifu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CIFR Daily Target ETF	$61¹	1.50%²

¹ Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
Net Assets	$ 14,663,730
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 61,649
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$14,663,730
Number of Holdings	3
Total Net Advisory Fee	$61,649
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash Collateral	91.88%
Money Market Fund	9.74%
Derivatives	8.86%
Liabilities in Excess of Other Assets	-10.48%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	¹ Costs are for the period of November 21, 2025 to April 30, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.